SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	$ 902	$ 804	$ 822
Charges to Earnings	136	26	(1)
Charges to Other Accounts	23	87	89
Deductions	(385)	(15)	(106)
Balance at End of Period	676	902	804
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	22,945	24,602	23,009
Charges to Earnings	(593)	204	1,277
Charges to Other Accounts	1,059	(1,861)	316
Deductions	0	0	0
Balance at End of Period	23,411	22,945	24,602
Other reserves
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	2,514	2,098	2,203
Balance at End of Period	$ 2,822	$ 2,514	$ 2,098